Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 85,324	$ 93,722	$ 81,345
Allowance for credit losses	(5,354)	(5,005)	(5,047)
Accounts receivable, net	$ 79,970	$ 88,717	$ 76,298